BASIS OF PRESENTATION (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Apr. 11, 2018
BASIS OF PRESENTATION
Common stock-par value (in dollars per share)	$ 0.01			$ 0	$ 0.01	$ 0
Reclassification in common stock value	$ 238,694	$ 238,694	$ 238,694	$ 239,073